SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

April 30, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Division of Investment Management

Re:	Amendment No. 33 to the Registration Statement

on Form N-1A of Quantitative Master Series LLC (the “Master LLC”)

relating to Master Small Cap Index Series (the “Fund”)

Ladies and Gentlemen:

The Master LLC, on behalf of the Fund, hereby files via EDGAR one electronically signed copy of Amendment No. 33 under the Investment Company Act of 1940, as amended (the “1940 Act”), to its registration statement on Form N-1A (the “Amendment”). It is proposed that the Amendment become effective on April 30, 2018.

The Amendment is being filed to make certain non-material changes which the Funds deemed appropriate.

Please do not hesitate to contact me at (212) 839-8615 if you require additional information regarding the Master LLC’s registration statement.

Respectfully submitted,

/s/ Jesse C. Kean

Jesse C. Kean
cc:	Benjamin Archibald

John A. MacKinnon

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.